Quarterly Holdings Report
for
Fidelity® Fundamental Small-Mid Cap ETF
April 30, 2025
SOE-NPRT3-0625
1.9900257.104
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 2.3%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (United States)	55,040	2,538,445
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	18,806	718,388
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Colliers International Group Inc Subordinate Voting Shares (United States)	51,083	6,097,778
Utilities - 0.8%
Gas Utilities - 0.8%
Brookfield Infrastructure Corp (United States)	125,138	4,685,167
TOTAL CANADA		14,039,778
ISRAEL - 0.9%
Information Technology - 0.9%
IT Services - 0.6%
Wix.com Ltd (a)	20,941	3,551,384
Software - 0.3%
Cellebrite DI Ltd (a)	103,676	2,051,748
TOTAL ISRAEL		5,603,132
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	61,091	1,165,005
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	946	610,302
Merus NV (a)	16,924	770,212

TOTAL NETHERLANDS		1,380,514
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	95,079	1,867,352
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (a)	28,422	5,828,215
UNITED KINGDOM - 1.7%
Energy - 1.6%
Energy Equipment & Services - 1.6%
TechnipFMC PLC	352,465	9,928,939
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	283,759	400,100
TOTAL UNITED KINGDOM		10,329,039
UNITED STATES - 92.8%
Communication Services - 0.8%
Media - 0.8%
Nexstar Media Group Inc	31,056	4,647,841
Consumer Discretionary - 11.1%
Automobile Components - 0.3%
Patrick Industries Inc	26,111	2,010,025
Diversified Consumer Services - 1.0%
Duolingo Inc Class A (a)	7,883	3,070,271
Grand Canyon Education Inc (a)	16,953	3,023,907
Laureate Education Inc (a)	12,689	254,668
		6,348,846
Hotels, Restaurants & Leisure - 1.6%
Brinker International Inc (a)	41,199	5,533,026
Churchill Downs Inc	27,722	2,506,346
Dutch Bros Inc Class A (a)	29,540	1,764,719
		9,804,091
Household Durables - 3.5%
Champion Homes Inc (a)	22,610	1,955,765
Green Brick Partners Inc (a)	25,920	1,529,021
Installed Building Products Inc	12,833	2,128,096
Newell Brands Inc	1	4
SharkNinja Inc (a)	67,003	5,393,742
Somnigroup International Inc	173,263	10,579,439
		21,586,067
Specialty Retail - 3.6%
Academy Sports & Outdoors Inc	7,174	270,316
Chewy Inc Class A (a)	75,376	2,826,600
Dick's Sporting Goods Inc	29,211	5,484,073
Lithia Motors Inc Class A	7,877	2,306,071
Murphy USA Inc	19,223	9,584,011
Upbound Group Inc	66,672	1,326,773
		21,797,844
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (a)	107,044	1,609,942
Crocs Inc (a)	56,479	5,445,705
		7,055,647
TOTAL CONSUMER DISCRETIONARY		68,602,520

Consumer Staples - 5.6%
Beverages - 0.4%
Primo Brands Corp Class A	68,618	2,241,750
Consumer Staples Distribution & Retail - 4.9%
Albertsons Cos Inc Class A	116,120	2,552,318
BJ's Wholesale Club Holdings Inc (a)	87,904	10,333,994
Performance Food Group Co (a)	103,505	8,348,713
US Foods Holding Corp (a)	133,100	8,739,346
		29,974,371
Food Products - 0.3%
Simply Good Foods Co/The (a)	55,790	2,014,577
TOTAL CONSUMER STAPLES		34,230,698

Energy - 5.1%
Energy Equipment & Services - 1.2%
Cactus Inc Class A	112,356	4,262,787
Kodiak Gas Services Inc	32,581	1,108,079
Liberty Energy Inc Class A	186,945	2,149,868
		7,520,734
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp (a)	283,385	9,870,300
Cheniere Energy Inc	33,038	7,635,412
Core Natural Resources Inc	22,194	1,602,629
Northern Oil & Gas Inc	104,510	2,539,593
Ovintiv Inc	62,034	2,083,102
Sitio Royalties Corp Class A	17,522	297,172
		24,028,208
TOTAL ENERGY		31,548,942

Financials - 17.3%
Banks - 6.2%
BOK Financial Corp	30,944	2,883,052
Cadence Bank	16,624	486,418
East West Bancorp Inc	50,327	4,305,475
Eastern Bankshares Inc	202,277	3,017,973
First Citizens BancShares Inc/NC Class A	2,436	4,333,985
KeyCorp	118,349	1,756,299
M&T Bank Corp	11,621	1,972,781
Pinnacle Financial Partners Inc	51,134	5,125,672
Synovus Financial Corp	137,274	5,946,711
TriCo Bancshares	26,412	1,018,975
Webster Financial Corp	83,908	3,968,848
Wintrust Financial Corp	32,893	3,656,715
		38,472,904
Capital Markets - 2.9%
Houlihan Lokey Inc Class A	31,793	5,153,010
Lazard Inc	101,366	3,943,137
Raymond James Financial Inc	28,783	3,944,422
Stifel Financial Corp	55,392	4,746,541
		17,787,110
Consumer Finance - 2.1%
FirstCash Holdings Inc	58,651	7,856,888
SLM Corp	178,506	5,160,608
		13,017,496
Financial Services - 0.4%
HA Sustainable Infrastructure Capital Inc	87,036	2,174,159
Insurance - 5.7%
American Financial Group Inc/OH	36,654	4,642,596
Assurant Inc	32,504	6,264,821
Axis Capital Holdings Ltd	26,509	2,553,347
Baldwin Insurance Group Inc/The Class A (a)	34,429	1,432,935
First American Financial Corp	84,224	5,121,661
Old Republic International Corp	200,357	7,533,423
Primerica Inc	2,077	544,319
Reinsurance Group of America Inc	35,932	6,730,423
		34,823,525
TOTAL FINANCIALS		106,275,194

Health Care - 9.5%
Biotechnology - 2.5%
AnaptysBio Inc (a)	50,908	1,131,176
Arcellx Inc (a)	17,069	1,108,632
Astria Therapeutics Inc (a)	7,941	40,975
Cargo Therapeutics Inc (a)	5,622	25,692
Celldex Therapeutics Inc (a)	35,049	730,071
Cogent Biosciences Inc (a)	16,173	84,261
Crinetics Pharmaceuticals Inc (a)	25,936	866,003
Cytokinetics Inc (a)	26,204	1,122,579
Day One Biopharmaceuticals Inc (a)	68,804	535,295
Disc Medicine Inc (a)	14,114	697,514
Exact Sciences Corp (a)	30,679	1,400,190
Madrigal Pharmaceuticals Inc (a)	5,047	1,685,244
MoonLake Immunotherapeutics Class A (a)	1,302	54,787
Nurix Therapeutics Inc (a)	42,706	492,400
Nuvalent Inc Class A (a)	12,137	931,515
Perspective Therapeutics Inc (a)	118,959	291,450
Rhythm Pharmaceuticals Inc (a)	17,487	1,139,978
Soleno Therapeutics Inc (a)	17,244	1,290,886
Stoke Therapeutics Inc (a)	50,892	496,706
Vaxcyte Inc (a)	20,902	749,128
Vericel Corp (a)	18,909	718,920
Viridian Therapeutics Inc (a)	4,241	57,465
		15,650,867
Health Care Equipment & Supplies - 2.0%
Ceribell Inc	59,651	959,785
Insulet Corp (a)	18,638	4,702,181
Lantheus Holdings Inc (a)	36,542	3,812,792
Masimo Corp (a)	2,699	434,431
TransMedics Group Inc (a)	26,709	2,457,495
		12,366,684
Health Care Providers & Services - 3.6%
Acadia Healthcare Co Inc (a)	88,017	2,059,597
BrightSpring Health Services Inc (a)	163,618	2,868,224
Molina Healthcare Inc (a)	21,508	7,033,331
Tenet Healthcare Corp (a)	16,217	2,318,220
Universal Health Services Inc Class B	43,895	7,772,488
		22,051,860
Health Care Technology - 0.6%
Doximity Inc Class A (a)	65,786	3,741,908
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	3,473	525,951
Repligen Corp (a)	10,343	1,427,231
		1,953,182
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (a)	116,094	1,100,571
Enliven Therapeutics Inc (a)	35,326	669,074
Prestige Consumer Healthcare Inc (a)	15,345	1,246,475
Structure Therapeutics Inc ADR (a)	818	22,086
		3,038,206
TOTAL HEALTH CARE		58,802,707

Industrials - 22.1%
Building Products - 2.8%
AZEK Co Inc/The Class A (a)	89,748	4,447,911
AZZ Inc	28,675	2,487,843
Builders FirstSource Inc (a)	16,873	2,018,517
Masterbrand Inc (a)	159,403	1,936,746
Tecnoglass Inc	89,868	6,404,893
		17,295,910
Commercial Services & Supplies - 1.9%
Brady Corp Class A	47,155	3,314,525
Brink's Co/The	33,498	2,989,362
GEO Group Inc/The (a)	90,804	2,840,349
GFL Environmental Inc Subordinate Voting Shares (United States)	46,023	2,296,547
		11,440,783
Construction & Engineering - 4.8%
AECOM	44,804	4,419,915
Comfort Systems USA Inc	8,708	3,461,865
Construction Partners Inc Class A (a)	63,329	5,201,844
EMCOR Group Inc	12,426	4,979,098
Granite Construction Inc	30,665	2,492,758
IES Holdings Inc (a)	30,757	6,049,288
Sterling Infrastructure Inc (a)	20,735	3,098,431
		29,703,199
Electrical Equipment - 0.8%
Acuity Inc	20,171	4,913,857
Ground Transportation - 0.8%
ArcBest Corp	18,362	1,074,544
XPO Inc (a)	34,666	3,678,756
		4,753,300
Machinery - 5.6%
Allison Transmission Holdings Inc	8,090	746,222
Atmus Filtration Technologies Inc	57,616	1,997,547
Blue Bird Corp (a)	3,850	134,249
Crane Co	45,374	7,304,307
Gates Industrial Corp PLC (a)	196,873	3,724,837
ITT Inc	55,384	7,588,716
REV Group Inc	6,601	215,853
SPX Technologies Inc (a)	49,443	6,632,778
Terex Corp	86,134	3,031,917
Timken Co/The	52,573	3,377,815
		34,754,241
Professional Services - 3.8%
ExlService Holdings Inc (a)	133,540	6,474,019
Genpact Ltd	143,523	7,213,466
KBR Inc	139,317	7,357,331
Kforce Inc	21,135	807,357
Maximus Inc	25,796	1,727,300
		23,579,473
Trading Companies & Distributors - 1.6%
Core & Main Inc Class A (a)	75,849	3,995,725
DXP Enterprises Inc/TX (a)	35,526	3,142,630
GMS Inc (a)	6,281	460,146
Rush Enterprises Inc Class A	47,022	2,397,652
		9,996,153
TOTAL INDUSTRIALS		136,436,916

Information Technology - 9.4%
Communications Equipment - 0.5%
Ciena Corp (a)	9,496	637,751
Lumentum Holdings Inc (a)	46,916	2,769,921
		3,407,672
Electronic Equipment, Instruments & Components - 4.4%
Advanced Energy Industries Inc	39,479	3,845,649
Belden Inc	26,586	2,741,282
Coherent Corp (a)	27,852	1,791,441
Crane NXT Co	6,435	301,930
Insight Enterprises Inc (a)	42,599	5,890,590
OSI Systems Inc (a)	12,324	2,523,216
TD SYNNEX Corp	53,631	5,942,315
Vontier Corp	122,406	3,893,735
		26,930,158
IT Services - 2.2%
Amdocs Ltd	74,955	6,639,514
ASGN Inc (a)	55,777	2,810,045
Kyndryl Holdings Inc (a)	117,272	3,801,958
		13,251,517
Semiconductors & Semiconductor Equipment - 0.5%
MACOM Technology Solutions Holdings Inc (a)	34,414	3,570,453
Software - 1.0%
Monday.com Ltd (a)	10,789	3,031,601
nCino Inc (a)	71,065	1,648,708
Tenable Holdings Inc (a)	46,967	1,435,781
		6,116,090
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology Holdings PLC	50,998	4,642,348
TOTAL INFORMATION TECHNOLOGY		57,918,238

Materials - 5.9%
Chemicals - 1.2%
Axalta Coating Systems Ltd (a)	81,753	2,656,973
Element Solutions Inc	140,725	2,872,197
Minerals Technologies Inc	36,446	1,880,249
		7,409,419
Construction Materials - 1.5%
Eagle Materials Inc	40,144	9,088,200
Containers & Packaging - 1.1%
Graphic Packaging Holding CO	171,802	4,348,309
International Paper Co	54,259	2,478,551
		6,826,860
Metals & Mining - 1.5%
ATI Inc (a)	45,828	2,492,127
Carpenter Technology Corp	18,429	3,604,897
Commercial Metals Co	75,289	3,353,372
Constellium SE (a)	5,367	54,260
		9,504,656
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	40,510	3,496,418
TOTAL MATERIALS		36,325,553

Real Estate - 4.4%
Diversified REITs - 0.6%
Essential Properties Realty Trust Inc	112,847	3,630,288
Health Care REITs - 1.7%
CareTrust REIT Inc	148,970	4,360,352
Ventas Inc	85,861	6,017,139
		10,377,491
Real Estate Management & Development - 1.6%
Compass Inc Class A (a)	471,612	3,640,845
Jones Lang LaSalle Inc (a)	27,778	6,316,995
		9,957,840
Specialized REITs - 0.5%
Outfront Media Inc	202,920	3,070,179
TOTAL REAL ESTATE		27,035,798

Utilities - 1.6%
Electric Utilities - 0.7%
PG&E Corp	257,074	4,246,863
Gas Utilities - 0.5%
UGI Corp	102,541	3,362,319
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	217,884	2,178,840
TOTAL UTILITIES		9,788,022

TOTAL UNITED STATES		571,612,429
TOTAL COMMON STOCKS (Cost $660,672,902)		611,825,464

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $660,672,902)	611,825,464
NET OTHER ASSETS (LIABILITIES) - 0.7%	4,176,656
NET ASSETS - 100.0%	616,002,120

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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